Related-party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of balances of significant transactions

		12.31.2023		12.31.2022
	Assets	Liabilities	Assets	Liabilities
Joint ventures and associates
Petrochemical companies (associates)	45	4	21	10
Other associates and joint ventures	95	10	72	21
Subtotal	140	14	93	31
Brazilian government – Parent and its controlled entities
Government bonds	1,819	−	1,689	−
Banks controlled by the Brazilian Government	15,526	2,119	11,811	1,567
Petroleum and alcohol account - receivables from the Brazilian Government (note 14.1)	278	−	602	−
Brazilian Federal Government (1)	−	1,378	−	1,422
Pré-Sal Petróleo S.A. – PPSA	−	28	−	57
Others	138	80	58	71
Subtotal	17,761	3,605	14,160	3,117
Petros	64	305	56	301
Total	17,965	3,924	14,309	3,449
Current	2,684	1,676	2,603	2,119
Non-Current	15,281	2,248	11,706	1,330
(1) It includes amounts related to lease liability.

Schedule of income expenses of significant transactions

	2023	2022	2021
Joint ventures and associates
BR Distribuidora (now called Vibra Energia)	−	−	7,936
Natural Gas Transportation Companies	−	−	(308)
State-controlled gas distributors (joint ventures) (1)	−	1,196	2,410
Petrochemical companies (associates)	3,402	4,465	3,553
Other associates and joint ventures	57	96	418
Subtotal	3,459	5,757	14,009
Brazilian government – Parent and its controlled entities
Government bonds	210	204	64
Banks controlled by the Brazilian Government	(19)	71	(157)
Receivables from the Electricity sector	233	−	131
Petroleum and alcohol account - receivables from the Brazilian Government	15	62	58
Brazilian Federal Government	(124)	288	31
Pré-Sal Petróleo S.A. – PPSA	(361)	(657)	(139)
Others	(204)	(79)	(34)
Subtotal	(250)	(111)	(46)
Petros	(19)	(21)	−
Total	3,190	5,625	13,963
Revenues, mainly sales revenues	3,450	5,821	14,672
Purchases and services	12	(4)	(494)
Income (expenses)	(582)	(804)	(315)
Foreign exchange and inflation indexation charges, net	(267)	299	(59)
Finance income (expenses), net	577	313	159
Total	3,190	5,625	13,963
(1) In July 2022, the Company disposed its entire interest in Gaspetro.

Schedule of compensation of employees

Compensation of employees, excluding officers (amounts in U.S. dollars)	2023	2022
Lowest compensation	920	759
Average compensation	4,921	4,367
Highest compensation	21,516	20,790
Employees	2023	2022
Number of employees	40,213	38,682

The annual compensation of Executive Officers, including variable compensation, for the years 2023 and 2022 were:

Compensation of the Director of Petrobras (includes variable compensation)	2023	2022
Lowest compensation (1)	29,707	322,668
Average compensation (2)	750,378	586,324
Highest compensation (3)	551,477	437,916
(1) It corresponds to the lowest annual compensation, including former members, according to the Annual Circular Letter CVM/SEP of March 28, 2023. In 2023, no members have served for 12 months in the fiscal year. The value of the minimum annual individual compensation was determined based on the actual remuneration paid to members who worked throughout the year. The member with the lowest remuneration served for 1 month in the fiscal year. On the other hand, if we consider the member who served for the longest period in the fiscal year (11 months), the lowest remuneration corresponds to US$ 342,459. If the Company excluded from the calculation the amounts paid to former members, as termination of office and deferred variable compensation, and considered the amounts paid to members who held the position for less than 12 months, the lowest amount would be US$ 14,318 in 2023 and US$ 65,172 in 2022.
(2) It corresponds to the total value of the annual compensation, including expenses with former members, divided by the number of remunerated positions (9), according to the Annual Circular Letter CVM/SEP of March 28, 2023. If the Company excluded from the average compensation the amounts paid to former members, as termination of office and deferred variable compensation, the average amount would be US$ 359,629 in 2023 and US$ 414,854 in 2022.
(3) It corresponds to the annual compensation, without any exclusions, of the officer with the highest individual compensation, according to the Annual Circular Letter CVM/SEP of March 28, 2023. In the years 2023 and 2022, it corresponds to members who held the position for 4 and 12 months in the fiscal year, respectively.

Schedule of of Total compensation of executive officers and board members of petrobras parent company

					Parent Company
		2023			2022
	Executive Officers	Board of Directors	Total	Executive Officers	Board of Directors	Total
Wages and short-term benefits	3.0	0.1	3.1	2.7	0.1	2.8
Social security and other employee-related taxes	0.9	−	0.9	0.8	−	0.8
Post-employment benefits (pension plan)	0.3	−	0.3	0.4	−	0.4
Variable compensation	2.9	−	2.9	2.8	−	2.8
Benefits due to termination of tenure	0.9	−	0.9	0.3	−	0.3
Total compensation recognized in the statement of income	8.0	0.1	8.1	7.0	0.1	7.1
Total compensation paid (1)	7.6	−	7.6	6.3	−	6.3
Monthly average number of members in the period	9.00	11.00	20.00	9.00	11.00	20.00
Monthly average number of paid members in the period	9.00	6.33	15.33	9.00	3.83	12.83
(1) It includes Variable Compensation Program (PPP) for Executive Officers.